Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 – SEGMENT REPORTING

The Company operates and manages its business as one reportable and operating segment - development and sales of three-dimensional printing production machines and plant-based products. The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The CODM uses consolidated operating loss and net loss to measure segment profit or loss, allocate resources, and assess performance.

To make operating decisions, the CODM examines, within each operational function, the payroll and employee benefits. The accounting policies of the development and sales of three-dimensional printing production machines and plant-based products segment are the same as those described in the summary of significant accounting policies. The CODM does not review the segment’s assets.

The following table presents the operations for the reportable segment during the years ended December 31, 2025, 2024 and 2023 (in thousands):

	2025	2024	2023
Revenue	-	10	-
Cost of revenue
Payroll and Employee benefits	-	17	-
Other cost of revenue	-	5	-
Total cost of revenue	-	22	-

Gross loss	-	(12)	-

Research and development - Payroll and Employee benefits	1,332	2,085	3,679
Marketing - Payroll and Employee benefits	472	513	847
General and administrative - Payroll and Employee benefits	809	941	1,276
Depreciation and amortization expenses	717	467	503
Share-based compensation expenses	589	377	1,859
Other operating expenses (*)	3,497	4,081	6,014
Total operating expenses	7,416	8,464	14,178

Total operating loss	7,416	8,476	14,178

Change in fair value of financial liabilities	-	-	(4)
Impairment from other investment	-	-	1,148
Loss from marketable securities	20	179	84
Interest income	(62)	(160)	(196)
Other financial expenses (income), net	187	26	337
Loss from continuing operations	7,561	8,521	15,547
Net loss from discontinued operations	3,686	-	1,317
Loss for the year	11,247	8,521	16,864

(*)	Other operating expenses include materials, directors and officers insurance, public relations and advertising, consulting and professional services, corporate costs, facility costs and loss from sale of fixed assets.